Organization	9 Months Ended
Sep. 30, 2025
Company
Organization	Organization
Mount Logan (“MLC,” the “Company” or “we”), together with its consolidated subsidiaries is a diversified alternative asset management and insurance solutions platform. Our mission is to provide our investors access to a diversified and differentiated set of private market investment solutions to address their capital needs. Mount Logan conducts its business primarily in the United States through its two business segments: Asset Management and Insurance Solutions. Our Asset Management segment is conducted by Mount Logan Management LLC (“ML Management”), our SEC-registered investment adviser, manages a significant portion of our Assets Under Management (“AUM”) across our various managed funds supported by permanent and semi-permanent capital bases. Management also directly manages the capital of our wholly-owned insurance company, Ability Insurance Company (“Ability”), for the benefit of policyholders. The Company’s Insurance Solutions segment is conducted by Ability, a Nebraska domiciled insurer, specializes in reinsuring annuity products for the increasing number of individuals seeking to fund retirement needs and represents all of our insurance solutions operations.
Unless the context otherwise requires all references to the “Company,” “Mount Logan,” or “we” refer to (i) Mount Logan Capital Inc. (formerly, Yukon New Parent, Inc.), a Delaware corporation on or after September 12, 2025, and (ii) Mount Logan Capital Inc., an insurance company and asset manager organized under the laws of the Province of Ontario (“Legacy Mount Logan”) prior to September 12, 2025.
Mount Logan, together with its consolidated subsidiaries is a diversified alternative asset management and insurance solutions platform. Our mission is to provide our investors access to a diversified and differentiated set of private market investment solutions to address their capital needs. Mount Logan conducts its business primarily in the United States through its two business segments: Asset Management and Insurance Solutions. Our Asset Management segment is conducted by Mount Logan Management LLC (“ML Management”), our SEC-registered investment adviser, manages a significant portion of our Assets Under Management (“AUM”) across our various managed funds supported by permanent and semi-permanent capital bases. Management also directly manages the capital of our wholly-owned insurance company, Ability Insurance Company (“Ability”), for the benefit of policyholders. The Company’s Insurance Solutions segment is conducted by Ability, a Nebraska domiciled insurer, specializes in reinsuring annuity products for the increasing number of individuals seeking to fund retirement needs and represents all of our insurance solutions operations.
On September 12, 2025 (the “Closing Date”), the Company completed a business combination pursuant to an Agreement and Plan of Merger, dated as of January 16, 2025 and amended as of July 6, 2025 and August 17, 2025 (the “Merger Agreement”) among the Company (formerly, Yukon New Parent, Inc.), Legacy Mount Logan, and 180 Degree Capital Corp. (“TURN”), a New York corporation that was registered as a closed-end investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”), Polar Merger Sub, Inc., a corporation organized under the laws of the State of New York and wholly owned subsidiary of the Company (“TURN Merger Sub”), and Moose Merger Sub, LLC, a limited liability company formed under the laws of the State of Delaware and a wholly owned subsidiary of the Company (“MLC Merger Sub”) wherein (i) TURN Merger Sub. merged with and into TURN, with TURN surviving as a wholly owned subsidiary of the Company, and (ii) MLC Merger Sub merged with and into Legacy Mount Logan, with Legacy Mount Logan surviving as a wholly owned subsidiary of the Company (collectively, the “Business Combination”). Following the completion of the Business Combination, the Company changed its name to “Mount Logan Capital Inc.” and became a Nasdaq-traded public company. The Business Combination was accounted for as a reverse acquisition, with Legacy Mount Logan identified as the accounting acquirer, but the legal acquiree. Accordingly, our condensed consolidated financial statements present the historical results of Legacy Mount Logan prior to September 12, 2025, and those of the combined company subsequent to that date. Refer to Note 3. Business combinations for more information about the reverse acquisition and the financial reporting impacts.

Yukon New Parent, Inc.
Company
Organization	Organization
Description of Business
Yukon New Parent, Inc. (“New Parent” and the “Company”) was incorporated in Delaware on January 7, 2025. New Parent was formed as a wholly-owned subsidiary of 180 Degree Capital Corp. (“180 Degree Capital”) to facilitate the Business Combination as discussed below. We currently anticipate that the Business Combination will be completed in late Q3 2025 or early Q4 2025, subject to regulatory and shareholder approvals.
Polar Merger Sub, Inc. (“TURN Merger Sub”) was incorporated in New York on January 8, 2025. TURN Merger Sub was formed as a wholly-owned subsidiary of New Parent to facilitate the Business Combination as discussed below.
Moose Merger Sub, LLC (“MLC Merger Sub”) was formed as a limited liability company in Delaware on January 14, 2025. MLC Merger Sub was formed as a wholly-owned subsidiary of New Parent to facilitate the Business Combination as discussed below.
Proposed Business Combination
On January 16, 2025, 180 Degree Capital entered into an Agreement and Plan of Merger (the “Merger Agreement”) with New Parent, Mount Logan Capital Inc. (“MLC”), a corporation organized under the Laws of the Province of Ontario, Canada, Polar Merger Sub, Inc., and Moose Merger Sub, LLC (the “Business Combination”). Pursuant to the Merger Agreement, and subject to the terms and conditions contained therein, (a) TURN Merger Sub shall merge with and into 180 Degree Capital (the “TURN Merger”), and 180 Degree Capital shall be the surviving company and shall continue its existence as a corporation under the Laws of the State of New York and as a wholly owned subsidiary of New Parent and (b) MLC Merger Sub shall merge with and into MLC (the “MLC Merger,” and with the TURN Merger, the “Mergers”), the separate existence of MLC Merger Sub shall cease, and MLC shall be the surviving company in the MLC Merger and shall continue its existence as a limited liability company under the Laws of the State of Delaware and as a wholly-owned subsidiary of New Parent. As a result of the Mergers, New Parent will become a new publicly-traded company and the shareholders of 180 Degree Capital and MLC, respectively, will exchange their shares of each entity for shares of New Parent.
Risks and Uncertainties
New Parent was formed to be the surviving publicly-traded company in connection with the Mergers. New Parent has no prior operating activities and no material assets. Completion of the Mergers may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond New Parent’s control. Plans to consummate the proposed mergers could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, declines in consumer confidence and spending and geopolitical instability. New Parent cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and the ability to complete the Mergers.
Liquidity, Capital Resources and Going Concern
As of June 30, 2025, New Parent had no cash, and no sources of funding other than funds that may be obtained from 180 Degree Capital.
These conditions raise substantial doubt about New Parent’s ability to continue as a going concern one year from the date that these consolidated financial statements are issued.
As of the date of these financial statements, 180 Degree Capital has engaged and paid for any and all services related to the Company. The Company or its subsidiaries do not expect to incur any direct expenses prior to the completion of the Business Combination.